Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Liabilities
Convertible debt, net of unamortized discount	$ 32,261	$ 0	$ 15,120
Convertible debt - related party, net of unamortized discount	0	0	0
Notes payable, net of unamortized discount	$ 0	$ 7,362	$ 0
Shareholders' Deficit
Series A convertible preferred stock,Par value	$ 0.00001	$ 0.00001	$ 0.00001
Series A convertible preferred stock,authorized	130,000,000	130,000,000	130,000,000
Series A convertible preferred stock, issued	10,000	10,000	10,000
Series A convertible preferred stock outstanding	10,000	10,000	10,000
Series B convertible preferred stock,Par value	$ 0.00001	$ 0.00001	$ 0.00001
Series B convertible preferred stock,authorized	70,000,000	70,000,000	70,000,000
Series B convertible preferred stock, issued	0	10,000	10,000
Series B convertible preferred stock outstanding	0	10,000	10,000
Series C convertible preferred stock,Par value	0.00001	0.00001	0.00001
Series C convertible preferred stock,authorized	20,000,000	20,000,000	20,000,000
Series C convertible preferred stock, issued	0	0	0
Series C convertible preferred stock outstanding	0	0	0
Common stock, Par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	20,000,000,000	20,000,000,000	20,000,000,000
Common stock, Issued	2,165,945,787	1,573,982,182	535,120,750
Common stock, outstanding	2,165,945,787	1,573,982,182	535,120,750